As filed with the Securities and Exchange Commission on November 30, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22229

PNMAC MORTGAGE OPPORTUNITY FUND, LLC

27001 Agoura Rd., Suite 350
Calabasas, California 91301

Jeff Grogin, Secretary
PNMAC MORTGAGE OPPORTUNITY FUND, LLC
27001 Agoura Rd., Suite 350, Calabasas, California 91301

Copies to:
Richard T. Prins, Esq.
Skadden, Arps, Slate, Meagher & Flom LP
Four Times Square
New York, New York 10036
(818) 224-7050

Date of fiscal year end: December 31, 2009

Date of reporting period:  September 30, 2009

Item 1. Schedule of Investments.

PNMAC Mortgage Opportunity Fund, LLC
Schedule of Investments
September 30, 2009 (Unaudited)
	Shares or
	Principal Amount	Fair Value
INVESTMENTS - 100.3%*
Investment in Master Fund - 100.1%*
PNMAC Mortgage Opportunity Fund, L.P.	$227,769,665	$238,367,775
Total Investment in Master Fund (Cost $227,769,665)	227,769,665	238,367,775

Short-Term Investments - 0.2%*
Black Rock Liquidity Fund - TempFund Institutional Shares	436,890	436,890
Total Short-Term Investments (Cost $436,890)	436,890	436,890

TOTAL INVESTMENTS - 100.3%* (Cost $228,206,555)		238,804,665
Liabilities in Excess of Other Assets - (0.3%)*		(802,512)
TOTAL NET ASSETS - 100%*		$238,002,153

* Percentages are stated as a percent of net assets.

The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows**:
Cost of investments		228,206,555
Net unrealized appreciation		10,598,110

**Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

PNMAC Mortgage Opportunity Fund, LLC

FAS 157 - Summary of Fair Value Exposure at September 30, 2009.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which significant inputs are observable in active markets.

Level 3 - Prices determined using one or more significant inputs which are unobservable.  Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or method used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund's investments carried at fair value as of September 30, 2009, classified by level of significant inputs used:

Description	Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs
Short-term Investments	$436,890	$436,890	-	-
Investment in Master Fund	238,367,775	-	-	238,367,775
Total Investments	$238,804,665	$436,890	$-	$238,367,775

Following is a summary of changes in investment in Master Fund for which Level 3 inputs were used to determine fair value:

		Investment in Master Fund
Balance as of 12/31/08		$140,315,719
Accrued discounts/premiums		-
Realized gain (loss)		-
Change in unrealized appreciation (depreciation)		14,843,316
Net purchases (sales)		83,208,740
Transfers in and / or out of Level 3		-
Balance as of 09/30/09		$238,367,775

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PNMAC Mortgage Opportunity, LLC

By        /s/ Stanford L. Kurland
                             Stanford L. Kurland, CEO

Date   November 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By        /s/ Stanford L. Kurland
                             Stanford L. Kurland, CEO

Date   November 24, 2009

By        /s/ Anne McCallion
                             Anne McCallion, CFO

Date   November 24, 2009